Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Vanguard Variable Insurance Funds
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Global Bond Index Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses (of the Portfolio and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Vanguard Variable Insurance Funds Global Bond Index Portfolio (the Global Bond Index Portfolio) invests in a mix of Vanguard mutual funds and Vanguard Variable Insurance Funds (VVIF) portfolios (underlying funds) according to an asset-allocation strategy that reflects an allocation of approximately 70% of the Portfolio’s assets to domestic fixed income securities and 30% to non-U.S. fixed income securities. Through this asset allocation strategy, the Portfolio seeks to track the investment performance of the Global Bond Composite Index, a composite index consisting of 70% Bloomberg U.S. Aggregate Float Adjusted Index and 30% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged).The Portfolio currently employs this strategy by investing in one Vanguard mutual fund and one VVIF portfolio. The Portfolio’s indirect fixed income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard, typically with foreign currency exchange forward contracts, to minimize foreign currency exposure).Under normal circumstances, the Portfolio will invest at least 80%, and usually all or substantially all, of its assets in underlying funds that together seek to track the Portfolio’s target index.The board of trustees of Vanguard Variable Insurance Funds may change the mix of underlying funds or the targeted allocation to the underlying asset classes and index without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio's share price and total return to fluctuate within a wide range, like the fluctuations of the global fixed income market. The Portfolio is subject to the following risks, which could affect the Portfolio's performance, and the level of risk may vary based on market conditions:• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Portfolio because the underlying funds primarily invest in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes.• Credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund’s return.• Income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds and moderate for intermediate-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate accordingly.• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, which may reduce the Portfolio’s income.• Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by an underlying fund. The underlying fund would then lose any price appreciation above the mortgage’s principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income.• Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall. For funds that invest in mortgage-backed securities, extension risk is the chance that during periods of rising interest rates, homeowners will repay their mortgages at slower rates.• Liquidity risk, which is the chance that an underlying fund may not be able to sell a security in a timely manner at a desired price.• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies. Because an underlying fund may invest a large portion of its assets in bonds of issuers located in any one country or region, the Portfolio’s performance may be hurt disproportionately by the poor performance of the underlying fund’s investments in that area.• Currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.• Nondiversification risk, which is the chance that the Portfolio’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few issuers or even a single issuer. One of the underlying funds is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.• Index sampling risk, which is the chance that the securities selected for an underlying fund, in the aggregate, will not provide investment performance matching that of the underlying fund's target index.An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk, which is the chance that the Portfolio’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few issuers or even a single issuer. One of the underlying funds is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a composite index and another comparative index, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future.Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a composite index and another comparative index, which have investment characteristics similar to those of the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Global Bond Index Portfolio
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2022
Global Bond Index Portfolio | Global Bond Index Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.13%
1 Year	rr_ExpenseExampleYear01	$ 13
3 Years	rr_ExpenseExampleYear03	42
5 Years	rr_ExpenseExampleYear05	73
10 Years	rr_ExpenseExampleYear10	$ 166
2018	rr_AnnualReturn2018	0.78%
2019	rr_AnnualReturn2019	8.41%
2020	rr_AnnualReturn2020	6.67%
2021	rr_AnnualReturn2021	(1.84%)
Annual Return 2022	rr_AnnualReturn2022	(13.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.72%)
1 Year	rr_AverageAnnualReturnYear01	(13.13%)
5 Years	rr_AverageAnnualReturnYear05	(0.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.14%)
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2017
Global Bond Index Portfolio | Global Bond Composite Index in USD (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.94%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%
Global Bond Index Portfolio | Bloomberg Global Aggregate Float Adjusted Index Hedged in USD (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.61%)
5 Years	rr_AverageAnnualReturnYear05	0.39%
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%